Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property Plant And Equipment (Tables) [Abstract]
Property, Plant and Equipment

7.       Property, Plant and Equipment

As of December 31, 2011 and 2010, property, plant and equipment consisted of the following:

	2011	2010
Land and improvements	$53,147	$50,505
Buildings and improvements	1,975,839	1,856,968
Machinery and equipment	3,060,132	2,893,643
Machinery, equipment and rental equipment under capitalized leases	36,450	28,406
Construction in progress	275,006	238,812
	5,400,574	5,068,334
Accumulated depreciation	(2,770,873)	(2,541,042)
Property, plant and equipment, net	$2,629,701	$2,527,292

Depreciation expense for property, plant and equipment amounted to $479,438, $432,930 and $396,860 for the years ended December 31, 2011, 2010, and 2009, respectively.

Included in property, plant and equipment as of December 31, 2011 and 2010 were $451,299 and $416,392, respectively, of peritoneal dialysis cycler machines which the Company leases to customers with end-stage renal disease on a month-to-month basis and hemodialysis machines which the Company leases to physicians under operating leases.

Accumulated depreciation related to machinery, equipment and rental equipment under capital leases was $16,947 and $14,966 at December 31, 2011 and 2010, respectively.